Taxes - Schedule of Deferred Tax related to Other Comprehensive Income (AOCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Unrealized loss on derivative financial instruments	$ (36)	$ 361
Remeasurements of the net defined benefit liability	(560)	(132)
Total deferred tax loss related to AOCI	$ (596)	$ 229